Revenue and related balances (Tables)	3 Months Ended
Mar. 31, 2023
Revenue From Contracts With Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents a disaggregation of revenue for the three months ended March 31:

	Three months ended March 31,
	2023	2022
	$	$
Subscription revenue	38,844	29,128
Professional services	2,615	2,927
	41,459	32,055